Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Residential Mortgage Loans by Vintage (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
High value properties, threshold	$ 1.5
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	378,586.0	$ 389,255.0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	4,118.0	3,462.0
Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	10,801.0	13,203.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	11,644.0	46,168.0
Term loans by origination year, two years before current fiscal year, finance receivable	43,611.0	62,638.0
Term loans by origination year, three years before current fiscal year, finance receivable	59,325.0	35,257.0
Term loans by origination year, four years before current fiscal year, finance receivable	33,090.0	19,520.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	79,209.0	68,742.0
Revolving loans, finance receivable	5,956.0	8,109.0
Revolving loans converted to term loans, finance receivable	6,633.0	7,087.0
Total loans	250,269.0	260,724.0
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	0.0	0.0
Term loans by origination year, fiscal year before current fiscal year, charge-offs	0.0	1.0
Term loans by origination year, two years before current fiscal year, charge-offs	0.0	0.0
Term loans by origination year, three years before current fiscal year, charge-offs	1.0	0.0
Term loans by origination year, four years before current fiscal year, charge-offs	2.0	2.0
Term loans by origination year, more than five years before current fiscal year, charge-offs	27.0	63.0
Revolving loans, charge-offs	2.0	4.0
Revolving loans converted to term loans, charge-offs	32.0	66.0
Loan charge-offs, loans	64.0	136.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV 0-80% [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	10,360.0	12,434.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	11,089.0	39,624.0
Term loans by origination year, two years before current fiscal year, finance receivable	40,341.0	61,421.0
Term loans by origination year, three years before current fiscal year, finance receivable	58,434.0	34,833.0
Term loans by origination year, four years before current fiscal year, finance receivable	32,727.0	19,123.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	71,821.0	61,043.0
Revolving loans, finance receivable	5,874.0	7,903.0
Revolving loans converted to term loans, finance receivable	6,521.0	6,923.0
Total loans	237,167.0	243,304.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV 80.01-100% [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	398.0	687.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	482.0	6,286.0
Term loans by origination year, two years before current fiscal year, finance receivable	3,088.0	1,065.0
Term loans by origination year, three years before current fiscal year, finance receivable	758.0	232.0
Term loans by origination year, four years before current fiscal year, finance receivable	193.0	203.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	259.0	207.0
Revolving loans, finance receivable	61.0	103.0
Revolving loans converted to term loans, finance receivable	72.0	114.0
Total loans	5,311.0	8,897.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV greater than 100% [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	9.0	51.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	38.0	193.0
Term loans by origination year, two years before current fiscal year, finance receivable	121.0	57.0
Term loans by origination year, three years before current fiscal year, finance receivable	53.0	33.0
Term loans by origination year, four years before current fiscal year, finance receivable	20.0	31.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	49.0	38.0
Revolving loans, finance receivable	10.0	21.0
Revolving loans converted to term loans, finance receivable	17.0	24.0
Total loans	317.0	448.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | No LTV available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	32.0	26.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	25.0	50.0
Term loans by origination year, two years before current fiscal year, finance receivable	44.0	56.0
Term loans by origination year, three years before current fiscal year, finance receivable	39.0	62.0
Term loans by origination year, four years before current fiscal year, finance receivable	56.0	51.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	147.0	154.0
Revolving loans, finance receivable	11.0	82.0
Revolving loans converted to term loans, finance receivable	23.0	26.0
Total loans	377.0	507.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	10,231.0	12,243.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	10,931.0	42,550.0
Term loans by origination year, two years before current fiscal year, finance receivable	40,431.0	58,827.0
Term loans by origination year, three years before current fiscal year, finance receivable	55,880.0	33,232.0
Term loans by origination year, four years before current fiscal year, finance receivable	31,150.0	18,000.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	61,856.0	50,938.0
Revolving loans, finance receivable	4,671.0	6,291.0
Revolving loans converted to term loans, finance receivable	3,917.0	4,092.0
Total loans	219,067.0	226,173.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	411.0	679.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	448.0	2,324.0
Term loans by origination year, two years before current fiscal year, finance receivable	1,978.0	2,510.0
Term loans by origination year, three years before current fiscal year, finance receivable	2,208.0	1,219.0
Term loans by origination year, four years before current fiscal year, finance receivable	1,165.0	888.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	4,601.0	4,478.0
Revolving loans, finance receivable	635.0	883.0
Revolving loans converted to term loans, finance receivable	882.0	979.0
Total loans	12,328.0	13,960.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	93.0	185.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	151.0	843.0
Term loans by origination year, two years before current fiscal year, finance receivable	756.0	861.0
Term loans by origination year, three years before current fiscal year, finance receivable	775.0	422.0
Term loans by origination year, four years before current fiscal year, finance receivable	411.0	310.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	2,196.0	2,261.0
Revolving loans, finance receivable	314.0	417.0
Revolving loans converted to term loans, finance receivable	533.0	601.0
Total loans	5,229.0	5,900.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	27.0	45.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	52.0	227.0
Term loans by origination year, two years before current fiscal year, finance receivable	196.0	179.0
Term loans by origination year, three years before current fiscal year, finance receivable	172.0	110.0
Term loans by origination year, four years before current fiscal year, finance receivable	101.0	66.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	944.0	978.0
Revolving loans, finance receivable	103.0	150.0
Revolving loans converted to term loans, finance receivable	287.0	322.0
Total loans	1,882.0	2,077.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2.0	11.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	15.0	122.0
Term loans by origination year, two years before current fiscal year, finance receivable	139.0	100.0
Term loans by origination year, three years before current fiscal year, finance receivable	130.0	64.0
Term loans by origination year, four years before current fiscal year, finance receivable	56.0	46.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,209.0	1,245.0
Revolving loans, finance receivable	133.0	174.0
Revolving loans converted to term loans, finance receivable	449.0	464.0
Total loans	2,133.0	2,226.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	35.0	35.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	37.0	87.0
Term loans by origination year, two years before current fiscal year, finance receivable	94.0	122.0
Term loans by origination year, three years before current fiscal year, finance receivable	119.0	113.0
Term loans by origination year, four years before current fiscal year, finance receivable	113.0	98.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,470.0	1,542.0
Revolving loans, finance receivable	100.0	194.0
Revolving loans converted to term loans, finance receivable	565.0	629.0
Total loans	2,533.0	2,820.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | Current-29 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	10,780.0	13,192.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	11,611.0	46,065.0
Term loans by origination year, two years before current fiscal year, finance receivable	43,482.0	62,529.0
Term loans by origination year, three years before current fiscal year, finance receivable	59,206.0	35,124.0
Term loans by origination year, four years before current fiscal year, finance receivable	32,964.0	19,364.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	71,302.0	60,391.0
Revolving loans, finance receivable	5,910.0	8,044.0
Revolving loans converted to term loans, finance receivable	6,319.0	6,735.0
Total loans	241,574.0	251,444.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	19.0	6.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	15.0	70.0
Term loans by origination year, two years before current fiscal year, finance receivable	69.0	58.0
Term loans by origination year, three years before current fiscal year, finance receivable	55.0	28.0
Term loans by origination year, four years before current fiscal year, finance receivable	22.0	30.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	636.0	724.0
Revolving loans, finance receivable	27.0	41.0
Revolving loans converted to term loans, finance receivable	142.0	151.0
Total loans	985.0	1,108.0
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	0.0	0.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	8.0	18.0
Term loans by origination year, two years before current fiscal year, finance receivable	43.0	12.0
Term loans by origination year, three years before current fiscal year, finance receivable	23.0	8.0
Term loans by origination year, four years before current fiscal year, finance receivable	10.0	14.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	338.0	327.0
Revolving loans, finance receivable	19.0	24.0
Revolving loans converted to term loans, finance receivable	172.0	201.0
Total loans	613.0	604.0
Total Consumer [Member] | Residential mortgage [Member] | Government insured or guaranteed [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2.0	5.0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	10.0	15.0
Term loans by origination year, two years before current fiscal year, finance receivable	17.0	39.0
Term loans by origination year, three years before current fiscal year, finance receivable	41.0	97.0
Term loans by origination year, four years before current fiscal year, finance receivable	94.0	112.0
Term loans by origination year, more than five years before current fiscal year, finance receivable	6,933.0	7,300.0
Revolving loans, finance receivable	0.0	0.0
Revolving loans converted to term loans, finance receivable	0.0	0.0
Total loans	7,097.0	7,568.0
Total Consumer [Member] | Residential mortgage [Member] | Government insured or guaranteed [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 2,800.0	$ 2,600.0